Summary of Accounting Policies (Schedule of Estimated Useful Lives of Depreciable Assets) (Details)	12 Months Ended
Dec. 31, 2012
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	30 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	10 years